Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Notional amount	€ 84,933	€ 81,097
Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	501	2,715
Non-current derivative financial assets	(2,605)	(1,940)
Current derivative financial assets	(461)	(352)
Non-current derivative financial liabilities	1,865	1,657
Current derivative financial liabilities	199	236
Derivative asset (liability), net	(1,002)	(399)
Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(2,992)	(2,829)
Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	1,542	457
Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	968	1,795
Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	983	3,292
No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	29	27
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	29	27
Current derivative financial liabilities	0	0
Derivative asset (liability), net	29	27
No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	29	27
Exchange rate risk | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	29	27
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	29	27
Current derivative financial liabilities	0	0
Derivative asset (liability), net	29	27
Exchange rate risk | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	29	27
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	0	0
Derivative asset (liability), net	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	29	27
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	29	27
Current derivative financial liabilities	0	0
Derivative asset (liability), net	29	27
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	29	27
Designated as hedging instrument | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	4,110	5,098
Non-current derivative financial assets	(2,441)	(1,785)
Current derivative financial assets	(372)	(272)
Non-current derivative financial liabilities	1,526	1,224
Current derivative financial liabilities	67	87
Derivative asset (liability), net	(1,220)	(746)
Designated as hedging instrument | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(2,724)	(3,225)
Designated as hedging instrument | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2,408	873
Designated as hedging instrument | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	1,293	2,533
Designated as hedging instrument | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	3,133	4,917
Designated as hedging instrument | Interest rate risk | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(6,252)	(5,381)
Non-current derivative financial assets	(322)	(334)
Current derivative financial assets	(131)	(163)
Non-current derivative financial liabilities	545	404
Current derivative financial liabilities	20	35
Derivative asset (liability), net	112	(58)
Designated as hedging instrument | Interest rate risk | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(1,624)	(1,190)
Designated as hedging instrument | Interest rate risk | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	1	(123)
Designated as hedging instrument | Interest rate risk | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	1	2
Designated as hedging instrument | Interest rate risk | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(4,630)	(4,070)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	2,619	1,392
Non-current derivative financial assets	(12)	(16)
Current derivative financial assets	(22)	0
Non-current derivative financial liabilities	129	83
Current derivative financial liabilities	2	35
Derivative asset (liability), net	97	102
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(2,150)	(1,490)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	(650)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	4,769	3,532
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(8,871)	(6,773)
Non-current derivative financial assets	(310)	(318)
Current derivative financial assets	(109)	(163)
Non-current derivative financial liabilities	416	321
Current derivative financial liabilities	18	0
Derivative asset (liability), net	15	(160)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	526	300
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	1	527
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	1	2
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(9,399)	(7,602)
Designated as hedging instrument | Exchange rate risk | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	6,284	6,332
Non-current derivative financial assets	(1,594)	(1,124)
Current derivative financial assets	(136)	(69)
Non-current derivative financial liabilities	837	711
Current derivative financial liabilities	43	51
Derivative asset (liability), net	(850)	(431)
Designated as hedging instrument | Exchange rate risk | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(2,085)	(2,115)
Designated as hedging instrument | Exchange rate risk | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2,331	0
Designated as hedging instrument | Exchange rate risk | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	714	2,344
Designated as hedging instrument | Exchange rate risk | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	5,324	6,103
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	8,483	9,039
Non-current derivative financial assets	(1,594)	(1,124)
Current derivative financial assets	(54)	(38)
Non-current derivative financial liabilities	837	708
Current derivative financial liabilities	1	20
Derivative asset (liability), net	(810)	(434)
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	101	657
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2,344	0
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	714	2,344
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	5,324	6,038
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	481	466
Non-current derivative financial assets	0	0
Current derivative financial assets	(12)	(5)
Non-current derivative financial liabilities	0	3
Current derivative financial liabilities	1	20
Derivative asset (liability), net	(11)	18
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	494	401
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	(13)	0
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	65
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(2,680)	(3,173)
Non-current derivative financial assets	0	0
Current derivative financial assets	(70)	(26)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	41	11
Derivative asset (liability), net	(29)	(15)
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(2,680)	(3,173)
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	4,078	4,147
Non-current derivative financial assets	(525)	(327)
Current derivative financial assets	(105)	(40)
Non-current derivative financial liabilities	144	109
Current derivative financial liabilities	4	1
Derivative asset (liability), net	(482)	(257)
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	985	80
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	76	996
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	578	187
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	2,439	2,884
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	3,425	3,424
Non-current derivative financial assets	(400)	(281)
Current derivative financial assets	(104)	(40)
Non-current derivative financial liabilities	64	35
Current derivative financial liabilities	0	1
Derivative asset (liability), net	(440)	(285)
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	985	80
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	76	996
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	472	9
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	1,892	2,339
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	653	723
Non-current derivative financial assets	(125)	(46)
Current derivative financial assets	(1)	0
Non-current derivative financial liabilities	80	74
Current derivative financial liabilities	4	0
Derivative asset (liability), net	(42)	28
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	106	178
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	547	545
Undesignated derivatives | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,609)	(2,383)
Non-current derivative financial assets	(164)	(155)
Current derivative financial assets	(89)	(80)
Non-current derivative financial liabilities	339	433
Current derivative financial liabilities	132	149
Derivative asset (liability), net	218	347
Undesignated derivatives | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(268)	396
Undesignated derivatives | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	(866)	(416)
Undesignated derivatives | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	(325)	(738)
Undesignated derivatives | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(2,150)	(1,625)
Undesignated derivatives | Interest rate risk | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,738)	(3,176)
Non-current derivative financial assets	(159)	(155)
Current derivative financial assets	(59)	(54)
Non-current derivative financial liabilities	330	399
Current derivative financial liabilities	8	14
Derivative asset (liability), net	120	204
Undesignated derivatives | Interest rate risk | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(525)	(288)
Undesignated derivatives | Interest rate risk | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	(738)	(525)
Undesignated derivatives | Interest rate risk | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	(325)	(738)
Undesignated derivatives | Interest rate risk | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(2,150)	(1,625)
Undesignated derivatives | Exchange rate risk | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(646)	(123)
Non-current derivative financial assets	0	0
Current derivative financial assets	(20)	(14)
Non-current derivative financial liabilities	9	0
Current derivative financial liabilities	9	13
Derivative asset (liability), net	(2)	(1)
Undesignated derivatives | Exchange rate risk | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(125)	(123)
Undesignated derivatives | Exchange rate risk | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	(521)	0
Undesignated derivatives | Exchange rate risk | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Undesignated derivatives | Exchange rate risk | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Undesignated derivatives | Other derivatives | Derivative instruments, including netting adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	775	916
Non-current derivative financial assets	(5)	0
Current derivative financial assets	(10)	(12)
Non-current derivative financial liabilities	0	34
Current derivative financial liabilities	115	122
Derivative asset (liability), net	100	144
Undesignated derivatives | Other derivatives | Derivative instruments, including netting adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	382	807
Undesignated derivatives | Other derivatives | Derivative instruments, including netting adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	393	109
Undesignated derivatives | Other derivatives | Derivative instruments, including netting adjustments | 2027
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Undesignated derivatives | Other derivatives | Derivative instruments, including netting adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Loans and other debts | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	€ 29	€ 27